Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Federal - current provision	$ 1,579	$ 1,227
Federal - deferred provision (benefit)	491	459
Total Federal provision	2,070	1,686
State - current provision (benefit)	599	216
State - deferred provision	(102)	324
Total state provision	497	540
Income Tax Expense (Benefit), Total	$ 2,567	$ 2,226